Equity (Narrative) (Details) $ / shares in Units, $ in Millions				2 Months Ended	12 Months Ended
	Feb. 15, 2018 $ / shares	Jun. 27, 2017 USD ($) shares	Apr. 14, 2017 USD ($) investor shares	Feb. 15, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) plan $ / shares shares
Class of Stock [Line Items]
Number of institutional investors | investor			2
Dividends declared, per share (usd per share) | $ / shares					$ 0.3066
IPO
Class of Stock [Line Items]
Proceeds from initial public offering		$ 205.0
Proceeds from private placement offering		$ 45.0
Common Stock | Initial Capitalization
Class of Stock [Line Items]
Number of institutional investors | investor			2
Stock issued (in shares) | shares			2,875,000
Proceeds from issuance of common stock			$ 57.5
Common Stock | IPO
Class of Stock [Line Items]
Stock issued (in shares) | shares		10,250,000
Proceeds from initial public offering		$ 205.0
Common Stock | Director Compensation
Class of Stock [Line Items]
Stock issued (in shares) | shares		40,000
Common Stock | iStar Inc. | Initial Capitalization
Class of Stock [Line Items]
Stock issued (in shares) | shares			2,775,000
Proceeds from issuance of common stock			$ 55.5
Common Stock | iStar Inc. | IPO
Class of Stock [Line Items]
Stock issued (in shares) | shares		2,250,000
Proceeds from private placement offering		$ 45.0
Common Stock | iStar Inc. | Private Placement
Class of Stock [Line Items]
Number of shares issued in transaction | shares					1,800,000
Consideration received on transaction					$ 34.1
Average cost per share (usd per share) | $ / shares					$ 18.85
Number of 10b5-1 Plans | plan					2
Sale of Stock, Percentage of Ownership before Transaction					37.60%
Common Stock | Jay Sugarman Trust and Geoffrey Jervis Trusts | IPO
Class of Stock [Line Items]
Amount of common stock iStar could purchase in accordance with 10b5-1 and 10b-18					$ 0.5
Common Stock | Jay Sugarman Trust and Geoffrey Jervis Trusts | Private Placement
Class of Stock [Line Items]
Number of shares issued in transaction | shares					26,000
Consideration received on transaction					$ 0.5
Average cost per share (usd per share) | $ / shares					$ 19.20
Subsequent Event | Common Stock | iStar Inc. | Private Placement
Class of Stock [Line Items]
Number of shares issued in transaction | shares				400,000
Consideration received on transaction				$ 7.6
Average cost per share (usd per share) | $ / shares	$ 17.92			$ 17.92
Ownership percentage after transaction	39.90%
Maximum | Common Stock | iStar Inc. | Private Placement
Class of Stock [Line Items]
Ownership percentage after transaction					39.90%